Investment Strategy - The BeeHive ETF	Apr. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations. The Fund’s sub-adviser, Cannell & Spears LLC (the “Sub-Adviser”) defines (1) companies with large market capitalizations as those companies with market capitalizations of more than $80 billion and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $9 billion but not more than $80 billion. Equity securities in which the Fund invests on a principal basis include common stock and sponsored and unsponsored American Depositary Receipts (“ADRs”). The Fund may also invest in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Sub-Adviser as those companies with market capitalizations of less than $9 billion). In addition, the Fund may invest in domestic fixed-income securities, including high-yield securities (or “junk bonds”).

The Sub-Adviser seeks to generate superior long-term capital appreciation through a focused portfolio of companies that the Sub-Adviser believes to have dynamic businesses with leading and defensible market positions (i.e., companies that are well established and expected to maintain their market leading status). The management philosophy of the Sub-Adviser emphasizes specific security selection rather than asset allocation. The Sub-Adviser looks for investments that it believes (i) offer favorable asymmetric expected-return profiles (i.e., return profiles where it is expected that there is greater performance upside than downside) over the coming three-year period, and (ii) possess competitive advantages over alternative investment opportunities. The Fund’s investments in any one sector may exceed 25% of its net assets. As of December 31, 2024, over 25% of the Fund’s assets were invested in securities within the information technology sector and over 25% of the Fund’s assets were invested in securities within the financials sector.

The Sub-Adviser conducts proprietary fundamental research to develop an understanding of a business and its position within its industry. This proprietary fundamental research takes into account many factors including, industry structure and trends, historical financial results, company presentations and expectations of future financial performance. Consideration is also given to technical studies, such as moving averages, support and resistance lines, and volume, which help inform trading decisions and risk management. In this process, the Sub-Adviser analyzes company filings and communicates with company management and industry analysts.

Fund holdings are continuously monitored to seek to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the Sub-Adviser may sell the holding. A Fund holding may also be sold if the valuation exceeds a target, if valuation appears inconsistent with industry comparables or if other investments with higher expected returns become available. Under normal circumstances, the Fund’s portfolio is generally comprised of between 30 and 50 holdings.